UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21655

A T Funds Investment Trust
(Exact name of registrant as specified in charter)

300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(Address of principal executive offices) (Zip code)

Alexander L. Popof, Treasurer
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
 (Name and address of agent for service)

(714) 969-0521
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

A T FUND OF FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2007

A T Fund of Funds
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2007 (UNAUDITED)

Shares	Security Description	Value
Common Stock - 2.6%
Guernsey - 2.6%
104,099	Tetragon Financial Group Ltd.	$874,432
Total Common Stock (Cost $1,040,990)		874,432

Units
Portfolio Funds - 99.3%
Grand Cayman Islands - 8.8%
1,672	CRC Global Structured Credit Fund, Ltd.	2,246,716
623	Global Securities Emerging Markets Relative Value Fund Segregated Portfolio A/1	731,767
Total Grand Cayman Islands (Cost $2,485,256)		2,978,483

United States - 90.5%
626,600	ASI Global Relative Value Fund, LP	661,072
1,000,000	Brigadier Capital, LP Class S	1,219,162
850,000	Duration Municipal Fund, LP	845,891
81,069	Eidesis Structured Credit Fund, LP	74,725
1,600,000	Elgin Corporate Credit Partners, LP	1,656,189
1,600,000	Endeavour Fund I, LLC	1,742,698
500,000	Good Hill Partners, LP	500,618
750,000	Marathon Structured Finance Fund, LP	915,613
1,850,000	Midway Market Neutral Fund, LLC	2,233,046
1,541,210	MKP Credit II, LP	2,030,149
750,000	Mortgage Opportunity Fund VI, Series A, LP	890,496
3,650,000	New Ellington Credit Partners, LP	3,302,561
3,250,000	New Ellington Partners, LP	3,521,262
1,628,805	Parallel Absolute Return Fund, LP	1,523,680
500,000	Parmenidies Fund, LP	536,944
1,750,000	Pursuit Capital Management Fund I, LP	2,029,702
500,000	Rose Grove Partners I, LP	517,384
1,000,000	Smith Breeden Mortgage Partners, LP	1,199,893
2,050,000	Sorin Fund, LP	2,791,699
2,200,000	Waterfall Eden Fund, LP	2,576,728
Total United States (Cost $27,677,684)		30,769,512

Total investments in Portfolio Funds (Cost $30,162,940)		33,747,995

Total investments (a) - 101.9% (Cost $31,203,930)		$34,622,427
Other assets and liabilities, Net - (1.9)%		(659,369)
Total net assets - 100.0%		$33,963,058

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$4,048,073
	Gross Unrealized Depreciation	(629,576)
	Net Unrealized Appreciation (Depreciation)	$3,418,497

See Notes to Financial Statements.

A T Fund of Funds
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
Investments at fair value (Cost $31,203,930)		$34,622,427
Cash		454,716
Receivables:
Interest		3,432
Prepaid expenses		14,078
		35,094,653

LIABILITIES
Payables:
Capital redemption		911,252
Accrued expenses:
Advisory fees		124,360
Legal fees		43,749
Audit fees		31,933
Trustees' fees		8,214
Administration fees		8,153
Custodian fees		3,240
Registration fees		694
		1,131,595

NET ASSETS		$33,963,058

COMPONENTS OF NET ASSETS
Paid-in capital		$31,818,762
Distributable earnings
Accumulated net invesment income (loss)	(1,554,225)
Accumulated net realized gain (loss) on investments in Portfolio Funds	280,024
Net unrealized appreciation (depreciation) on investments in Portfolio Funds	3,418,497
Total distributable earnings		2,144,296
NET ASSETS		$33,963,058

SHARES OUTSTANDING		313,216
NET ASSET VALUE, Offering and Redemption Price Per Share
(10,000,000 shares authorized, $0.01 par value per share):
Based on net assets of $33,963,058 and 313,216 shares outstanding
		$108.43

See Notes to Financial Statements.

A T Fund of Funds
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Interest	$35,525
Dividends	15,615
51,140
EXPENSES
Investment advisory fees	371,667
Professional fees	99,498
Administration fees	44,611
Trustees' fees	25,500
Transfer agent fees	9,409
Custodian agent fees	3,335
Registration fees	1,002
Other fees	22,723
Total expenses	577,745
Less: fees waived and expenses reimbursed	(113,150)
Total expenses net of fee waiver and expense reimbursement	464,595
NET INVESTMENT INCOME (LOSS)	(413,455)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	141,254
Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds	(616,107)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(474,853)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(888,308)

See Notes to Financial Statements.

A T Fund of Funds
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	Fiscal Year
	Ended September 30,	E nded
	(Unaudited)	March 31,
	2007	2007
OPERATIONS
Net investment income (loss)	$(413,455)	$(716,305)
Net realized gain (loss) in Portfolio Funds	141,254	58,925
Net change in unrealized appreciation (depreciation)
of investments in Portfolio Funds	(616,107)	2,660,823
	(888,308)	2,003,443

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,850,000	11,450,000
Payments from shares redeemed	(3,911,241)	(3,736,997)
Repurchase fees	-	5,000
Increase (decrease) from capital share transactions	(1,061,241)	7,718,003

Increase (decrease) in net assets	(1,949,549)	9,721,446

NET ASSETS
Beginning of period	35,912,607	26,191,161
End of period (a)	$33,963,058	$35,912,607

SHARE TRANSACTIONS
Sale of shares	25,563	106,540
Redemption of shares	(34,899)	(34,564)
Incresase (decrease) in shares	(9,336)	71,976

(a) End of period net assets includes an accumulated net investment loss of $1,554,225 as of September 30, 2007 and
$1,140,770 as of March 31, 2007.

See Notes to Financial Statements.

A T Fund of Funds
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

Increase (decrease) in cash -
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(888,308)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on Investments	(141,254)
Change in unrealized appreciation/depreciation on investments	616,107
Changes in assets and liabilities:
Due from investment fund	42,736
Interest receivable	(219)
Prepaid expenses	(11,865)
Advance for investment in Portfolio Funds	500,000
Capital redemption payable	359,954
Accrued investment advisory fees	(80,057)
Other accrued expenses and liabilities	129,912

Purchases of long term investments	(1,500,000)
Proceeds from sale of long term investments	2,216,593
Net cash provided by operating activities	1,243,599

Cash flows from financing activities:
Proceeds from shares issued	2,850,000
Payment on shares redeemed	(3,911,241)
Net cash used by financing activities	(1,061,241)

Net increase (decrease) in cash	182,358

Cash
Beginning of period	272,358
End of period	$454,716

See Notes to Financial Statements.

A T Fund of Funds
FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

	For the Six Months			October 8, 2004(a)
	Ended, September 30,			through March 31,
	( U naudited)	Fiscal Year Ended March 31,		2005
	2007	2007	2006	2005
NET ASSET VALUE, Beginning of Period	$111.34	$104.52	$100.00	$100.00

INVESTMENT OPERATIONS
Net investment income / (loss)	(1.43)	(1.84)	(1.69)	-
Net realized and unrealized gains / (losses)	(1.48)	8.64	6.21	-
Total from investment operations	(2.91)	6.80	4.52	-
Repurchase fee	-	0.02	-	-
NET ASSET VALUE, End of Period	$108.43	$111.34	$104.52	$100.00
TOTAL RETURN (b)	-2.61%	6.53%	4.52%	0.00%

RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000's omitted)	$33,963	$35,913	$26,191	$100
Ratios to average net assets: (c)
Expenses	2.50%	2.50%	2.50%	0.03%
Expenses, excluding reimbursement/waiver of fees	3.11%	3.34%	4.45%	471.98%
Net investment income (loss)	-2.22%	-2.25%	-2.21%	0.00%
PORTFOLIO TURNOVER RATE (b)	4%	21%	16%	0%

(a) Inception.
(b) Not annualized for periods less than one year.
(c) Does not reflect the Fund's proportional share of income and expenses of the underlying Portfolio Funds.  Annualized for periods less than one year.

See Notes to Financial Statements.

A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

Note 1. Organization

A T Funds Investment Trust (the “Trust”) is a Delaware statutory trust, which was f o rmed on October 8, 2004 (inception), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. A T Fund of Funds (the “Fund”) is the sole series of the Trust. The Fund may issue an unlimited number of shares. The Board has authorized issuance of 10,000,000 shares with a par value of $0.01 per share. The Fund’s investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private “Fund of hedge funds.”

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

Portfolio Valuation — The value of the Fund’s net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value (“NAV”) per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund’s investments in other funds (the “Portfolio Funds”) are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund’s n i terest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its n i terest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

The Portfolio Funds invest in a wide variety of fixed-income securities, including United States Government and Agency securities, residential and commercial mortgage-backed securities, collateralized mortgage obligations, other asset-backed securities, and debt i n struments of foreign governments and other foreign issuers. The Portfolio Funds generally employ leverage in the execution of their investment strategies and may also nv i est in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options. The Portfolio Funds account for the investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund’s investments may differ from the value that would have been used had a ready market for the Portfolio Funds’ interests existed, and the difference could be material.

Security Transactions, Investment Income and Realized Gain and Loss — Investment t r ansactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes. The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the t r ansaction in conjunction with tax and accounting information provided by the Portfolio Funds.

Risks — The Portfolio Funds invest primarily in relative value, market neutral strategies i n the fixed-income markets. Accordingly, the Fund’s investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund’s ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

Federal Income Taxes — The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund’s i n come or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Distribution Policy — The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and f r equency of distributions, if any, will be determined in the sole discretion of the Board.

New Accounting Pronouncements —In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”) which is effective for fiscal years beginning after November 15, 2007 and interim periods within t h ose fiscal years, FAS 157 defines Fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of FAS 157, and has not at this time determined the impact, if any, resulting from the adoption of h t ese on the Fund’s financial statements.

Note 3. Advisory Fees, Servicing Fees and Other Transactions with Related Parties

Investment Adviser — Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the “Adviser’) serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund’s subadviser (the “Subadviser”).

Administration and Other Services — Allegiance Investment Management, LLC serves as the Fund’s primary administrator (the “Administrator”). US Bancorp Fund Services, LLC, provides sub-administration, portfolio accounting, and transfer agency services to t h e Fund.

The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or t r ustees of the Fund.

The Fund pays the Adviser a management fee (the “Management Fee”) each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund’s net assets. The Management Fee is computed based on the net assets of the Fund on the first business day of each month, after adjustment for any subscriptions effective on that date, and is due and payable in arrears within thirty business days after the end of each month.

The Adviser has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the “Expense Limitation”). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation f o r a period not to exceed thee years from the end of the fiscal year in which they were n i curred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation.

For the period from Inception t h rough March 31, 2005, the years ended March 31, 2006 and 2007, and the six months  ended September 30, 2007, the Adviser waived, paid or absorbed fees pursuant to the Expense Limitation as follows:

	Amount of Fees	Expiration Date to Recoup
	Waived,	Fees Waived, Paid or
Period Ended	Paid or Absorbed	Absorbed Fees Recouped	Fees Recouped
March 3l, 2005	$219,986	March 3l, 2008	$0
March 3l, 2006	375,325	March 3l, 2009	0
March 3l, 2007	268,189	March 3l, 2010	0
September 30, 2007	113,150	March 31, 2011	0

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of interests in Portfolio Funds, were $1,500,000 and $2,216,593, respectively, for the six months ended September 30, 2007.

Note 5. Share Repurchase Offer

In order to provide liquidity to shareholders, the Board has approved various tender offers f o r the shares of the Fund. A summary of tender offers is as follows:

Effective Date	Amount of Tender Offer	Dollar Amount of Shares Tendered
December 31, 2005	$ 1,000,000	$ 0
March 31, 2006	1,000,000	0
June 30, 2006	1,000,000	850 ,000
September 30, 2006	2,000,000	2,000,000
December 31, 2006	2,000,000	335,697
March 31, 2007	2,000,000	551,298
June 30, 2007	3,000,000	3 ,951,591*
September 31, 2007	3,000,000	911,252

* The amount of shares repurchased from each shareholder was reduced on a pro rata basis such that only $3,000,000 of shares were redeemed as of June 30, 2007.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the twelve-month period ended June 30, is available without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.

Statement of Additional Information

The Fund’s Statement of Additional Information includes additional information about t h e Fund’s Trustees and is available, without charge, upon request by calling 414-765-6149.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and h t ird quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.govo r may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s business affairs and exercising all the Trust’s powers except those reserved for shareholders. The following tables give i n formation about each Board member and certain officers of the Trust. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is 300 Pacific Coast Highway, Suite 305, Huntington Beach, CA 92648, unless otherwise indicated. Each Trustee oversees the Trust and A T Fund of Funds TEI. Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of AT Funds, LLC, the Fund’s Adviser. No Trustee is a director of any other public company or registered investment company.

	Position(s) with	Length of	Principal Occupation(s)
Name, Age and Address	the Trust	Time Served	During Past 5 Years
Independent Trustees

Mason D. Haupt	I n dependent	Since 2007	Private Investor (2006-present). Partner, Five
Born: 1955	Trustee		Mile Capital Partners. In charge of the
Housatonic Fund, a relative value, fixed
i n come hedge fund (2003-2006). Private
Investor (2002-2003).
Laurie M. O’Loughlin	I n dependent Trustee	Since 2004	Various positions with Merrill Lynch (1997-
Born: 1959			2002), including Managing Director and
Global Head of Credit Products for Market
Risk Management, Merrill Lynch – Capital
Markets Division (1998-2002) and European
Head of Debt Products for Market Risk
Management, Merrill Lynch – London U.K.
(1996-1998).
J. Stephan Rapp	I n dependent Trustee	Since 2004	Real Estate Developer and Member,
Born: 1943			Development Corp. of Greenwich, LLC
(2003 – present); President, Parrot Properties,
Inc. (1998 – present).

Non-Independent Trustees

Mark G. Torline	Trustee and Chief	Since 2004	Chief Executive Officer, Allegiance
Born: 1956	Executive Officer		Investment Management, LLC (the
Administrator to the Fund) (1993 – present);
Treasurer and Secretary of Allegiance
Investment, LLC (the administrator to the
Fund) (1993 – 2004).
Officers

Dennis Rhee	Chief Operating Officer	Since 2004	Managing Partner, Investment Executive
Born: 1964	and Vice President		Committee member and Co-Founder of
c/o Treesdale Partners, LLC			Treesdale Partners, LLC (the Subadvisor of
1325 Avenue of the Americas, Suite			t h e Fund) (2002 – present); Senior Vice
2302			President and Head of Mortgage-Backed
New York, NY 10019			Securities, Pedestal (2000 – 2001).
Yung Lim	Chief Investment	Since 2004	Investment Executive Committee Member
Born: 1961	Officer and Vice		and Co-Founder, Treesdale Partners, LLC
c/o Treesdale Partners, LLC	President		(the Subadvisor of the Fund) (2002 –
1325 Avenue of the Americas, Suite			present); Chairman, Pedestal (1999 – 2001).
2302
New York, NY 10019
Alexander L. Popof	Chief Financial Officer,	Since 2004	Chief Financial Officer, Allegiance
Born: 1955	Vice President,		Investment Management, LLC (the
	Secretary and Treasurer		Administrator of the Fund) (2004 – present);
Chief Operating Officer and Chief Financial
Officer, Hopkins Real Estate Group (2002 –
2004); Chief Financial Officer, Catellus
Residential Group (1999 – 2001).
Sharon M. Goldberg	Chief Compliance	Since 2004	Chief Compliance Officer and Director of
Born: 1959	Officer and Assistant		Operations, Allegiance Investment
	Secretary		Management, LLC (the Administrator of the
Fund) (2001 – present); Operations Manager,
Pacific Life Insurance Co. (1999 – 2001).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund delegates proxy voting decisions to the Adviser, which follows its Proxy Voting Policy and Procedures to vote the Fund’s proxies. The policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities are incorporated by reference to Amendment No. 3 to the Company’s Registration Statement on Form N-2, File No. 811-21655, filed on April 4, 2005.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Registrant's portfolio.

DENNIS RHEE Dennis Rhee is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Rhee co-founded the Subadviser with Yung Lim in August 2002.  Mr. Rhee is responsible for new manager due diligence, business development, and investor relations, and jointly supervises all aspects of the Subadviser's activities.

Mr. Rhee has over nineteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001).  Mr. Rhee worked closely with Yung Lim to create a successful online fixed income operation.  Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators.  Day to day business and technical operations of the securities trading unit ultimately reported to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing.  Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal.  Mr. Rhee was also part of the mortgage-backed securities trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time.  At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist.  At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has a MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Lim co-founded the Subadviser with Dennis Rhee in August 2002.  Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Subadviser's activities.

Mr. Lim has over twenty years of experience in the fixed income markets.  His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities (MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001).  Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading.  Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February 1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions.  In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues.  He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets.  He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory.  Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients.  He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies.  During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives.  He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi.  Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT

Material Conflicts Related to Management of Similar Accounts. The Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to the Treesdale Fixed Income Fund, Ltd., Treesdale Fixed Income Fund, LP, and various other funds of hedge funds (collectively, the "Treesdale Funds") which focus on relative value strategies in the fixed income sector, having investment objectives generally similar to those of the Registrant. The Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the offering documents for each of the Treesdale Funds.

Other Accounts Managed by the Portfolio Managers. The chart below includes information regarding the Registrant's portfolio managers, as of December 1, 2007.  Specifically, it shows the number of other portfolios and assets, excluding the Registrant, managed by the Registrant's portfolio managers.

PORTFOLIO MANAGERS	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Yung Lim & Dennis Rhee	0	2,066,000,000 (16 accounts)	385,000,000 (1 account)

COMPENSATION FOR THE PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee, are the managing members and owners (the "Managing Members") of the Portfolio Manager and are compensated by the Portfolio Manager's ownership of A T Funds, LLC and from fees collected from the Treesdale Funds. The Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

A T Funds, LLC collects a fixed management fee from A T Fund of Funds, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund). The Portfolio Manager also collects incentive and management fees from the Treesdale Funds (as described within the Confidential Offering Memorandums for each of the Treesdale Funds).

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of September 30, 2007, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 250 shares of the Fund, valued in the range of $10,001-$50,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2007 to April 30, 2007	N/A	N/A	N/A	N/A
May 1, 2007 to May 31, 2007	N/A	N/A	N/A	N/A
June 1, 2007 to June 30, 2007	26,495	$113.23	26,495	$0
July 1, 2007 to July 31, 2007	N/A	N/A	N/A	N/A
August 1, 2007 to August 31, 2007	N/A	N/A	N/A	N/A
September 1, 2007 to September 30, 2007	8,404	$108.43	8,404	$0
Total	34,899		34,899	$0
a.	The date each plan or program was announced – March 22, 2007; June 21, 2007
b.	The dollar amount (or share or unit amount) approved – $3,000,000; $3,000,000
c.	The expiration date (if any) of each plan or program – April 20, 2007 at 5:00pm Eastern time; July 20, 2007 at 5:00pm Eastern time.
d.	Each plan or program expired during the period covered by the table.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) A copy of each written solicitation to purchase securities under Rule
23c-1 of the Investment Company Act of 1940 as amended. Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A T Funds Investment Trust

By (Signature and Title)*     /s/ Mark G. Torline
                                                        Mark G. Torline
                                                        Chief Executive Officer

Date              12/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark G. Torline
                                                        Mark G. Torline
                                                        Chief Executive Officer

Date              12/6/07

By (Signature and Title)*     /s/ Alexander L. Popof
                                                        Alexander L. Popof
                                                        Chief Financial Officer

 Date              12/6/07

* Print the name and title of each signing officer under his or her signature.